Description of Plans (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) year h	Dec. 31, 2024 USD ($)
EBP 002
EBP, Description of Plan [Line Items]
Matching contribution per dollar	$ 0.75
Forfeited nonvested account	705,994	$ 1,143,102
Employer contribution	11,764,115	12,251,278
Forfeited nonvested account, decrease from employer contribution	$ 908,000	1,377,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum vested plan account balance	2,000
Minimum borrowing, amount	$ 1,000
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
EBP 002 | Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	4.00%
EBP 002 | Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
EBP 005
EBP, Description of Plan [Line Items]
Matching contribution per dollar	$ 0.75	0.50
Forfeited nonvested account	131,045	124,977
Employer contribution	585,639	628,678
Forfeited nonvested account, decrease from employer contribution	$ 120,000	120,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum vested plan account balance	2,000
Minimum borrowing, amount	$ 1,000
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
EBP 005 | Minimum
EBP, Description of Plan [Line Items]
Employer contribution, non-participant compensation matched, percentage	2.00%
EBP 005 | Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
EBP 008
EBP, Description of Plan [Line Items]
Matching contribution per dollar	$ 0.50
Forfeited nonvested account	277,892	338,517
Employer contribution	645,349	722,941
Forfeited nonvested account, decrease from employer contribution	$ 290,000	$ 370,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Minimum vested plan account balance	2,000
Minimum borrowing, amount	$ 1,000
General loan, borrowing term	5 years
Primary residence, borrowing term	10 years
EBP 008 | Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	2.00%
EBP 008 | Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	6.00%
EBP Total
EBP, Description of Plan [Line Items]
Termination due to death or disability, vesting age | year	65
Termination due to death or disability, vesting percentage	100.00%
EBP Total | Employee Contributions
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP Total | Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
Vesting period	3 years
Required service hours | h	1,000
EBP Total | Proportionate Share Of Dividends Received
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%